Cover	Oct. 05, 2026
Cover [Abstract]
Entity Registrant Name	BioNexus Gene Lab Corp.
Entity Central Index Key	0001737523
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Oct. 05, 2026
Entity Ex Transition Period	false
Entity File Number	001-41750
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	35-2604830
Entity Address Address Line 1	Unit A-28-7, Tower A
Entity Address Address Line 2	Menara UOA Bangsar
Entity Address Address Line 3	No.5 Jln Bangsar Utama 1
Entity Address City Or Town	Kuala Lumpur
Entity Address Postal Zip Code	59000
City Area Code	307
Local Phone Number	241-6898
Security 12b Title	Common Stock, no par value
Trading Symbol	BGLC
Security Exchange Name	NASDAQ
Entity Address Country	MY
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false